Accounts Receivable - Summary of Movements in the Allowance for Impairment in Respect of Account Receivables (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of accounts receivables [abstract]
Beginning balance	$ (3,673)	$ (3,739)	$ (2,997)
Adjustment on initial application of IFRS 9	(624)	0	0
Balance at beginning of year under IFRS 9	(4,297)	(3,739)	(2,997)
Additions	(1,311)	(879)	(1,511)
Write-offs	551	945	769
Ending balance	$ (5,057)	$ (3,673)	$ (3,739)